UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     11
Form 13F Information Table Value Total:  $61,100
                                          (thousands)


List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE
Arthur D. Charpentier
6/30/2005

                                                                                                               Voting Authority
                                                CUSIP          Mkt Value   Sh or      Investmt     Other     (a)      (b)    (c)
Name of Issuer                Title of Class    Number        (X $1,000)   Prn Amt    Discretn     Mgrs      Sole    Shared  None
--------------                --------------    ------        ----------   -------    --------     ----      ----    ------  ----
C H ROBINSON WORLDWIDE INC    COMMON            12541W100       5,052       86,800      SOLE       NONE       86,800   0       0
CAPITAL ONE FINL CORP         COMMON            14040H105      20,002      250,000      SOLE       NONE      250,000   0       0
CERTEGY INC                   COMMON            156880106       2,550       66,720      SOLE       NONE       66,720   0       0
EASTMAN KODAK CO              COMMON            277461109       1,074       40,000      SOLE       NONE       40,000   0       0
GLOBAL PMTS INC               COMMON            37940X102       2,732       40,300      SOLE       NONE       40,300   0       0
JOHNSON & JOHNSON             COMMON            478160104       3,900       60,000      SOLE       NONE       60,000   0       0
MERCK & CO INC                COMMON            589331107       3,080      100,000      SOLE       NONE      100,000   0       0
SCIENTIFIC LEARNING CORP      COMMON            808760102       2,811      449,788      SOLE       NONE      449,788   0       0
SERVICEMASTER CO              COMMON            81760N109       2,452      183,000      SOLE       NONE      183,000   0       0
SURMODICS INC                 COMMON            868873100       7,807      180,000      SOLE       NONE      180,000   0       0
WAL MART STORES INC           COMMON            931142103       9,640      200,000      SOLE       NONE      200,000   0       0






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